SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Summary Of Significant Accounting Policies Tables [Abstract]
Subsidiaries of the Company

Name of consolidated subsidiary or entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition, if applicable)	Attributable interest

Stevia Ventures International Ltd.	The Territory of the British Virgin Islands	April 11, 2011	100%

Stevia Asia Limited	Hong Kong SAR	March 19, 2012	100%

Stevia Technew Limited	Hong Kong SAR	April 28, 2012	70%

SC Brands Pte Ltd	Singapore	October 1, 2013	70%

Name of consolidated subsidiary or entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition, if applicable)	Attributable interest

Stevia Ventures International Ltd.	The Territory of the British Virgin Islands	April 11, 2011	100%

Stevia Asia Limited	Hong Kong SAR	March 19, 2012	100%

Stevia Technew Limited	Hong Kong SAR	April 28, 2012	70%

Potentially Outstanding Dilutive Common Shares

	Potentially Outstanding Dilutive Common Shares
	For Interim Period Ended September 30, 2013	For Interim Period Ended September 30, 2012
Make Good Escrow Shares

Make Good Escrow Agreement shares issued and held with the escrow agent in connection with the Share Exchange Agreement consummated on June 23, 2011 pending the achievement by the Company of certain post-Closing business milestones (the "Milestones").	-	3,000,000

Sub-total Make Good Escrow Shares	-	3,000,000

Convertible Note Shares

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the next private placement price on a per share basis, provided that the Company completes a private placement with gross proceeds of at least $100,000. On August 6, 2012, the Company completed the very next private placement at $0.46875 per share with gross proceeds of at least $100,000. On March 15, 2013, the above note was cancelled and reissued with a new convertible note consisting of the prior principal amount and the entire accrued unpaid interest for the total amount of $220,438 convertible at $0.25 per share with interest at 12% per annum due on September 30, 2013. The note is currently in default with no penalty.
	881,752	881,752

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the next private placement price on a per share basis, provided that the Company completes a private placement with gross proceeds of at least $100,000. On August 6, 2012, the Company completed the very next private placement at $0.46875 per share with gross proceeds of at least $100,000. On May 8, 2013, the Company completed a private placement at $0.20 per share with gross proceeds more than $100,000, this event triggered the reset of the conversion price of the convertible note to $0.20 per share.
	1,000,000	426,667

On February 26, 2013, the Company issued two (2) convertible notes in the amount of $250,000 and $100,000, respectively, convertible at $0.25 per share, with interest at 12% per annum due on September 30, 2013. The note is in default with no penalty.	1,400,000	-

On July 16, 2013, the Company issued a convertible note for $400,000, with consideration of $360,000 and a $40,000 original issue discount. The lender provided $100,000 on July 18, and $ 25,000 on September 26, 2013, respectively, with conversion price at the lesser of $0.26 or 65% of the lowest trade price for the 30 day period before conversion, The notes are due (1) one year from the date of each payment with interest at 12% per annum.	1,479,290

On August 27, 2013, the Company issued a convertible notes in the amount of $153,000 convertible at 65% multiplied by the arket price, with interest at 8% per annum due on May 26, 2014.	1,806,020	-

Sub-total Convertible Note Shares	6,567,062	1,308,419

Warrant Shares

On August 6, 2012, the Company issued (i) warrants to purchase 1,066,667 shares, in the aggregate, of the Company's common stock to investors (the "investor warrants") and (ii) warrants to purchase 85,333 shares of the Company's  common  stock to the placement agent (the "agent warrants") with an exercise price of $0.6405 per share subject to certain adjustments pursuant to Section 3(b) Subsequent Equity Sales of the SPA expiring five (5) years from the date of issuance. On February 26, 2013, warrants issued subsequent to the investor and agent warrants triggered a reset of those warrants exercise price to $0.25 per share and the shares to be issued under the warrants were adjusted accordingly. On May 8, 2013, the Company completed a private placement at $0.20 per share with gross proceeds more than $100,000; this event triggered the reset of the conversion price of the convertible note to $0.20 per share. On May 8, 2013, investors exercised 853,333 of the 1,066,667 investor warrants at $0.20 per share.
	956,481	-

On February 26, 2013, the Company issued warrants to purchase 1,000,000 and 400,000 shares respectively, or 1,400,000 shares in the aggregate, of the Company's common stock to two (2) note holders in connection with the issuance of convertible notes.	1,400,000	-

On March 15, 2013, the Company issued a warrant to purchase 881,753 shares of the Company's common stock to the note holder in connection with the issuance of the convertible note.	881,753	-

On May 6, 2013, the Company issued three (3) series of warrants. Series A warrants include (i) warrants to purchase 1,877,333 shares of the Company's common stock to the investor and (ii) warrants to purchase 150,187 shares of the Company's common stock to the placement agent (the "agent warrants") with an exercise price of $0.20 per share expiring five (5) years from the date of issuance.	2,027,520	-

Series B warrants include (i) warrants to purchase 1,066,666 shares of the Company's common stock to the investor and (ii) warrants to purchase 85,333 shares of the Company's common stock to the placement agent (the "agent warrants") with an exercise price of $0.25 per share expiring five (5) years from the date of issuance.	1,151,999	-

Series C warrants include (i) warrants to purchase 2,346,666 shares of the Company's common stock to the investor and (ii) warrants to purchase 187,733 shares of the Company's common stock to the placement agent (the "agent warrants") with an exercise price of $0.25 per share expiring five (5) years from the date of issuance. The warrants are exercisable under the condition of Series A warrants are exercised.	2,534,399	-

Sub-total Warrant Shares	8,952,152	-

Total potentially outstanding dilutive common shares	15,519,214	4,308,419

	Potentially Outstanding Dilutive Common Shares
	For Fiscal Year Ended March 31, 2013	For the Period from April 11, 2011 (inception) through March 31, 2012

Make Good Escrow Shares

Make Good Escrow Agreement shares issued and held with the escrow agent in connection with the Share Exchange Agreement consummated on June 23, 2011 pending the achievement by the Company of certain post-Closing business milestones (the "Milestones").	3,000,000	6,000,000

Sub-total Make Good Escrow Shares	3,000,000	6,000,000

Convertible Note Shares

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the next private placement price on a per share basis, provided that the Company completes a private placement with gross proceeds of at least $100,000. On August 6, 2012, the Company completed the very next private placement at $0.46875 per share with gross proceeds of at least $100,000. On March 15, 2013, the above note was cancelled and reissued with a new convertible note consisting of the prior principal amount and all the accrued unpaid interest for a total amount of $220,438 with interest at 12% per annum due on September 30, 2013 with the conversion price is $0.25 per share.
	881,752	-

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the next private placement price on a per share basis, provided that the Company completes a private placement with gross proceeds of at least $100,000. On August 6, 2012, the Company completed the very next private placement at $0.46875 per share with gross proceeds of at least $100,000.	426,667	-

On February 26, 2013 , the Company issued two (2) convertible notes in the amount of $250,000 and $100,000, respectively, with interest at 12% per annum due on September 30, 2013 with the conversion price at $0.25 per share	1,400,000	-

Sub-total Convertible Note Shares	2,708,419	-

Warrant Shares

On August 6, 2012, the Company issued (i) warrants to purchase 1,066,667 shares, in the aggregate, of the Company's common stock to the investors (the "investors warrants") and (ii) warrants to purchase 85,333 shares of the Company's  common  stock to the placement agent (the "agent warrants") with an exercise price of $0.6405 per share subject to certain adjustments pursuant to Section 3(b) Subsequent Equity Sales of the SPA expiring five (5) years from the date of issuance. On February 26, 2013, the new warrants issued triggered a reset of the above warrants exercise price to $0.25 per share and the shares to be issued under the warrants were adjusted accordingly.
	2,951,424	-

On February 26, 2013, the Company issued warrants to purchase 1,000,000 and 400,000 shares respectively, 1,400,000 shares in the aggregate, of the Company's common stock to two notes holders in connection with the issuance of convertible notes.	1,400,000	-

On March 15, 2013, the Company issued a warrant to purchase 881,753 shares of the Company's common stock to the note holder in connection with the issuance of the convertible note.	881,753

Sub-total Warrant Shares	5,233,177	-

Total potentially outstanding dilutive common shares	10,941,596	6,000,000